Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	SHORT TERM INVESTMENT FUND FOR PUERTO RICO RESIDENTS, INC.
Entity Central Index Key	0001847310
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000232065 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class A
Trading Symbol	PRALX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787‑250‑3600.
Additional Information Phone Number	787‑250‑3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$102	1%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The performance of the Class A shares of the Fund is mainly driven by the level of short-term interest rates. The Federal Reserve Board (the “Fed”) began lowering the federal funds rates at its September 2024 meeting. Overall, the Fed lowered the federal funds rate by a total of 1.00% during the last three meetings of 2024. However, the Fed did not lower the federal funds rate at any of its first four meetings in 2025. The federal funds rate closed the fiscal year in the range of 4.25% to 4.50%.
The Fund’s net investment income decreased as a result of lower short-term rates. Since the Fund distributes 100% of its net investment income, the dividends to shareholders were also lower. The Fund also distributed $44,522 in capital gains. Class A is no longer being offered. There was approximately $13.4 million in net redemption of Class A shares during the year. The expense ratio remained capped at 1.00% as the adviser waived $94,710 in Class A expenses. During the fiscal year ended June 30, 2025, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Fund Performance Growth of an assumed $10,000 investment as of June 30, 2025
Average Annual Return [Table Text Block]

	Average Annual Total Returns as of June 30, 2025
	1‑Year	5‑Year	10‑Year
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class A	3.68%	2.23%	1.34%
Bloomberg U.S. Aggregate Bond Index	6.08%	-0.73%	1.76%
ICE BofA 3 Month US Treasury Bill Index	4.71%	2.78%	1.98%

No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.cm/prfunds for more recent performance information.
Net Assets	$ 67,115,620
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 319,925
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS

Total Net Assets	$67,115,620

# of Portfolio Holdings	27

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$319,925

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	44.4%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/25	6.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/16/25	4.5%
Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term United States agency discount notes.
The following table shows the ratings of the Fund’s portfolio securities as of June 30, 2025. The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change. During the Fund’s fiscal year, the U.S. lost its last remaining long-term AAA rating when Moody’s downgraded it to AA1. Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+. Moody’s cited “the increase over more than a decade in government debt and interest payment ratios that are significantly higher than similarly rated sovereigns”. However, all three rating agencies maintain the short-term rating at the highest category.

Rating (% of Total Portfolio)
AAA	100.00%

Credit Quality Explanation [Text Block]	The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change. During the Fund’s fiscal year, the U.S. lost its last remaining long-term AAA rating when Moody’s downgraded it to AA1. Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+. Moody’s cited “the increase over more than a decade in government debt and interest payment ratios that are significantly higher than similarly rated sovereigns”. However, all three rating agencies maintain the short-term rating at the highest category.
Credit Ratings Selection [Text Block]	The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	44.4%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/25	6.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/16/25	4.5%

C000246508 [Member]
Shareholder Report [Line Items]
Fund Name	Short Term Investment Fund for Puerto Rico Residents, Inc.
Class Name	Class B
Trading Symbol	PRLZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Short Term Investment Fund for Puerto Rico Residents, Inc. (the “Fund”) for the period from July 1, 2024, to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ubs.com/prfunds or by contacting us at 787‑250‑3600.
Additional Information Phone Number	787‑250‑3600
Additional Information Website	www.ubs.com/prfunds
Expenses [Text Block]
What were the Fund costs for last year?
Annual Fund Operating Expenses
(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class B	$45*	0.45%^
*Expenses are for the period from January 17, 2025, the date the Fund began offering this class, to June 30, 2025. Expenses for the full annual period would be higher.
^Not annualized.

Expenses Paid, Amount	$ 45	[1]
Expense Ratio, Percent	0.45%	[2]
Factors Affecting Performance [Text Block]
How did the Fund perform last year and what affected its performance?
The performance of the Class B shares of the Fund is mainly driven by the level of short-term interest rates. The Federal Reserve Board (the “Fed”) began lowering the federal funds rates at its September 2024 meeting. Overall, the Fed lowered the federal funds rate by a total of 1.00% during the last three meetings of 2024. However, the Fed did not lower the federal funds rate at any of its first four meetings in 2025. The federal funds rate closed the fiscal year in the range of 4.25% to 4.50%.
The Fund’s net investment income decreased as a result of lower short-term rates. Since the Fund distributes 100% of its net investment income, the dividends to shareholders were also lower. The Fund also distributed $44,522 in capital gains. Class A is no longer being offered. There was approximately $13.4 million in net redemption of Class A shares during the year. The expense ratio remained capped at 1.00% as the adviser waived $94,710 in Class A expenses. During the fiscal year ended June 30, 2025, the Fund’s current investment strategies did not cause performance to materially deviate from expectations.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]	Fund Performance Growth of an assumed $10,000 investment as of June 30, 2025
Average Annual Return [Table Text Block]

Average Annual Total Returns as of June 30, 2025
Life of Fund
Short Term Investment Fund for Puerto Rico Residents, Inc. - Class B	1.45%
Bloomberg U.S. Aggregate Bond Index	8.64%
ICE BofA 3 Month US Treasury Bill Index	4.28%

Performance Inception Date	Jan. 17, 2025
No Deduction of Taxes [Text Block]	Performance calculations do not reflect any deduction of taxes that a shareholder may have to pay on Fund distributions.
Updated Performance Information Location [Text Block]	Visit www.ubs.cm/prfunds for more recent performance information.
Net Assets	$ 67,115,620
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 319,925
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

FUND STATISTICS

Total Net Assets	$67,115,620

#of Portfolio Holdings	27

Portfolio Turnover Rate	0.00%

Total Advisory Fees Paid	$319,925

Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	44.4%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/25	6.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/16/25	4.5%
Fund Holdings Summaries
The Fund’s portfolio consists 100% of high-quality, liquid, short-term United States agency discount notes.
The following table shows the ratings of the Fund’s portfolio securities as of June 30, 2025. The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change. During the Fund’s fiscal year, the U.S. lost its last remaining long-term AAA rating when Moody’s downgraded it to AA1. Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+. Moody’s cited “the increase over more than a decade in government debt and interest payment ratios that are significantly higher than similarly rated sovereigns”. However, all three rating agencies maintain the short-term rating at the highest category.

Rating (% of Total Portfolio)
AAA	100.00%

Credit Quality Explanation [Text Block]	The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P). Ratings are subject to change. During the Fund’s fiscal year, the U.S. lost its last remaining long-term AAA rating when Moody’s downgraded it to AA1. Both S&P and Fitch had already downgraded the rating to their equivalent rating of AA+. Moody’s cited “the increase over more than a decade in government debt and interest payment ratios that are significantly higher than similarly rated sovereigns”. However, all three rating agencies maintain the short-term rating at the highest category.
Credit Ratings Selection [Text Block]	The ratings used are the highest rating given the short-term notes owned by the Fund by one of the three nationally recognized rating agencies, Fitch Ratings (Fitch), Moody’s Investors Service (Moody’s), and S&P Global Ratings (S&P).
Largest Holdings [Text Block]

Top 5 Holdings (% of Net Assets)

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	44.4%

Federal Home Loan Bank Discount Note, 0.00%, due 07/03/25	6.0%

Federal Home Loan Bank Discount Note, 0.00%, due 07/01/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/02/25	4.5%

Federal Home Loan Bank Discount Note, 0.00%, due 07/16/25	4.5%

[1]	Expenses are for the period from January 17, 2025, the date the Fund began offering this class, to June 30, 2025. Expenses for the full annual period would be higher.
[2]	Not annualized.